Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit after tax		£ 4,220	£ 1,159
Other comprehensive income/(loss) that may be recycled to profit or loss:
Currency translation reserve	[1]	(495)	1,220
Fair value through other comprehensive income reserve	[1]	(365)	137
Cash flow hedging reserve	[1]	(911)	912
Other	[1]	0	(6)
Other comprehensive income that may be recycled to profit	[1]	(1,771)	2,263
Other comprehensive (loss)/income not recycled to profit or loss:
Retirement benefit remeasurements	[1]	103	645
Fair value through other comprehensive income reserve	[1]	115	(515)
Own credit	[1]	(47)	496
Other comprehensive income not recycled to profit	[1]	171	626
Other comprehensive income for the period		(1,600)	2,889
Total comprehensive income for the period		2,620	4,048
Attributable to:
Equity holders of the parent		2,601	4,011
Non-controlling interests		19	37
Total comprehensive income for the period		£ 2,620	£ 4,048

[1]	Reported net of tax.